Trade and other receivables -Summary of detailed information about trade and other receivables (Detail) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2017
Schedule of Detailed Information About Trade and Other Receivables [Abstract]
Trade receivables	$ 9,538	$ 10,720	$ 7,460
Sales tax receivable	253	98	71
Other receivables	325	134	22
Total	$ 10,116	$ 10,952	$ 7,553